Notes Payable (Details Textual) - USD ($)			1 Months Ended								9 Months Ended		12 Months Ended
	Jul. 12, 2017	Mar. 14, 2013	Sep. 30, 2017	Feb. 13, 2017	Sep. 30, 2015	Jan. 29, 2015	May 19, 2014	Feb. 28, 2014	Jul. 22, 2013	Feb. 29, 2012	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Proceeds from gross											$ 2,547,785	$ 158,000	$ 465,914	$ 10,000
Long-term notes payable											2,286,821
Short-term notes payable											646,199
Financing Arrangement [Member]
Shareholder principal amount			$ 129,000									129,000
JSJ Investments Inc [Member]
Interest rate	12.00%
Date of maturity	Apr. 12, 2018
Proceeds from gross	$ 75,000
Long-term notes payable	311,821
Short-term notes payable	$ 456,914
Snobar Holdings Two [Member]
Date of maturity						Dec. 31, 2015
Payment of loan													25,000	$ 15,000
Shareholders increase principal amount															$ 527,333
Snobar Holdings Two [Member] | Settlement Agreement [Member]
Unrelated note payable transactions, description				Pacific Ventures entered settlement with one of its creditors for $527,333 of its long-term notes payable. The agreement called for issuance of 400,000 shares of PACV restricted common stocks and $200,000 in future cash payment comprising of $25,000 on March 31, 2017, $25,000 on March 31, 2018, $25,000 on March 31, 2019, and $125,000 on March 31, 2020. As of March 10, 2017, Pacific Ventures has issued to the creditor, 400,000 shares of PACV restricted common stocks, and has also paid the $25,000 for the required March 31, 2017 cash payment. The balance of the note as of March 31, 2017 is $175,000.
Snobar Holdings Two [Member] | Secured Convertible Promissory Note [Member]
Shareholder principal amount							$ 500,000
Interest rate							10.00%
Date of maturity							Dec. 31, 2015
Snobar Holdings [Member] | Unsecured Promissory Note [Member]
Shareholder principal amount		$ 86,821
Interest rate		5.00%
Date of maturity		Mar. 14, 2014
Maturity date , description		Maturity date has subsequently been extended to February 1, 2020.
Snobar Holdings One [Member] | Unsecured Promissory Note [Member]
Shareholder principal amount									$ 15,000
Interest rate									5.00%
Date of maturity									Dec. 31, 2018
Unpaid outstanding amount													15,000
Reduce interest rate									2.00%
MGD One [Member] | Unsecured Promissory Note [Member]
Shareholder principal amount								$ 10,000
Interest rate								137.00%
Unpaid outstanding amount													1,000
Payment of loan								$ 181
MGDMember | Unsecured Promissory Note [Member]
Shareholder principal amount										$ 30,000
Interest rate										8.00%
Date of maturity										Aug. 01, 2014
Maturity date , description										Maturity date has been extended to December 31, 2020.
Unpaid outstanding amount													25,000
Unrelated Third Party Three [Member] | Amended Promissory Notes [Member]
Shareholder principal amount			$ 50,000		$ 50,000							$ 50,000
Interest rate			8.00%		8.00%							8.00%
Date of maturity			Aug. 13, 2017		Aug. 13, 2017
Unrelated Third Party One [Member] | Amended Promissory Notes [Member]
Shareholder principal amount			$ 372,500		$ 272,500						$ 348,601	$ 372,500
Interest rate			8.00%		8.00%							8.00%
Date of maturity			Aug. 13, 2017		Aug. 13, 2017
Maturity date , description			Extended to November 15, 2017 for a fee of $15,000.		Extended to November 15, 2017 for a fee of $15,000.
Unpaid outstanding amount													$ 207,500
Unrelated Third Party Two [Member] | Amended Promissory Notes [Member]
Shareholder principal amount			$ 172,500		$ 172,500							$ 172,500
Interest rate			8.00%		8.00%							8.00%
Date of maturity			Aug. 13, 2017		Aug. 13, 2017